Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net loss	$ (76,661)	$ (13,800)	$ (15,124)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Noncontrolling interest	249	129	(63)
Depletion, depreciation, and accretion	49,090	10,346	4,500
Share-based compensation	25,057	6,379	3,091
Asset Impairment	22,900	306	634
Cash paid for plugging wells	(8)
Exploratory costs	0		647
Gain on sale of assets	(186)	(6,731)	(14)
Unrealized (gain) loss on derivative contracts	4,210	3,063	7,700
Amortization of deferred financing cost included in interest expense	3,636	1,201	1,234
Deferred Taxes	(696)
Changes in operating assets and liabilities:
Accounts receivable and accrued revenue	(25,075)	(2,949)	(1,909)
Inventory	(3,889)
Prepaid expenses and other current assets	(124)	134	(16)
Accounts payable	25,883	8,866	1,571
Revenue payable	6,979	359	343
Accrued liabilities	2,473	(8,470)	779
Net cash provided by operating activities	33,838	(1,167)	3,373
Cash flows from investing activities
Capital expenditures and advances	(291,942)	(80,078)	(14,602)
Net cash paid in acquisition, net of cash received of $2,500; $0; and $235, respectively	(78,524)	(59,500)	235
Change in restricted cash and deposits	42	59	(56)
Proceeds from sales of assets	8,709	21,238	500
Purchase of derivatives	0		(2,701)
Net cash used in investing activities	(361,715)	(118,281)	(16,624)
Cash flows from financing activities
Net proceeds from sale of common stock and warrants	13,892	38,678	14,095
Net proceeds from sale of preferred shares	94,764	63,444	4,956
Proceeds from exercise of warrants and options	7,618	16,231
Purchase of company shares and loan to KSOP	0	(604)
Options surrendered for cash	0	(116)
Preferred stock dividends paid	(14,007)	(2,492)
Principal repayments of debt	(242,472)	(84,886)	(34,194)
Proceeds from borrowings on debt	493,906	101,581	25,718
Payment on payable on sale of partnership	0		(113)
Payment of deferred financing costs	(11,577)	(2,866)	(1,049)
Cash paid upon conversion of Series B Preferred Stock	0	(11,250)
Change in other long-term liabilities	69
Net cash provided by financing activities	342,193	117,720	9,413
Effect of exchange rate changes on cash	(19)
Net change in cash and cash equivalents	14,297	(1,728)	(3,838)
Cash and cash equivalents, beginning of year	554	2,282	6,120
Cash and cash equivalents, end of year	14,851	554	2,282
Supplemental disclosure of cash flow information
Cash paid for interest	7,952	2,749	2,142
Noncash transactions
Common stock issued for acquisitions	345,537	17,093	2,685
Series B Preferred stock issued for acquisition of Triad	0	14,982
Debt assumed in acquisitions	71,895	3,412
Common stock issued for payment of services	779	165
Common stock issued in conversion of Series B Convertible Preferred Stock	0	3,732
Accrued capital expenditures	81,136	23,218
Exchangeable common stock issued for acquisition of NuLoch Resources	31,642
Warrants issued for payment of common stock dividends	6,695
Warrants issued for payment of dividends on MHR Exchangeco Corporation exchangeable shares	$ 197